Benefit Plans	12 Months Ended
Dec. 31, 2025
Benefit Plans [Abstract]
Benefit Plans
(9)	Benefit Plans

(a)	Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service while the plan was in effect.  This plan was frozen as of December 31, 2006.  The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees’ highest five consecutive years’ compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation.  The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974.  Contributions are intended to provide for benefits attributed to service to date.  Assets of the plan are administered by Trustco Bank’s Financial Services Department.

The following tables set forth the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2025 and 2024:

Change in Projected Benefit Obligation:

	December 31,
(dollars in thousands)	2025	2024

Projected benefit obligation at beginning of year	$21,592	$23,159
Service cost	-	-
Interest cost	1,187	1,155
Benefit payments and expected expenses	(1,693)	(1,664)
Net actuarial loss (gain)	349	(1,058)

Projected benefit obligation at end of year	$21,435	$21,592
Change in Plan Assets and Reconciliation of Funded Status:

	December 31,
(dollars in thousands)	2025	2024

Fair value of plan assets at beginning of year	$67,421	$59,641
Actual gain on plan assets	8,549	9,491
Benefit payments and actual expenses	(1,738)	(1,711)
Fair value of plan assets at end of year	74,232	67,421

Funded status at end of year	$52,797	$45,829

Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:

	December 31,
	2025	2024
Net actuarial gain	$17,658	$13,915

The accumulated benefit obligation was $21.4 million and $21.6 million at December 31, 2025 and 2024, respectively.

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (loss):

`	For the years ended
	December 31,
(dollars in thousands)	2025	2024	2023

Service cost	$-	$-	$-
Interest cost	1,187	1,155	1,213
Expected return on plan assets	(3,448)	(3,050)	(2,684)
Amortization of net gain	(964)	(86)	-
Net periodic pension credit	(3,225)	(1,981)	(1,471)

Amortization of net gain	964	86	-
Net actuarial gain included in other comprehensive income (loss)	(4,707)	(7,451)	(5,380)
Total recognized in other comprehensive income (loss)	(3,743)	(7,365)	(5,380)

Total recognized in net periodic benefit credit and other comprehensive income (loss)	$(6,968)	$(9,346)	$(6,851)
Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)

Year	Pension Benefits
2026	$1,731
2027	1,738
2028	1,786
2029	1,787
2030	1,774
2031 - 2035	8,411

The assumptions used to determine benefit obligations at December 31 are as follows:

	2025	2024	2023
Discount rate	5.56%	5.69%	5.18%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2025	2024	2023
Discount rate	5.69%	5.18%	5.44%
Expected long-term rate of return on assets, net of tax	4.00	4.00	4.00

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

(b)	Supplemental Retirement Plan

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers.  This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan.  The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation.  Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations.  The accumulated benefits under this supplementary pension plan were approximately $1.8 million as of December 31, 2025 and $2.3 million as of December 31, 2024.  Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue.  Instead, the amount of the Company’s annual contribution to the plan plus interest is paid directly to each eligible employee.  The expense recorded for this plan was $2.0 million in 2025 and $2.8 million in 2024.

Rabbi trusts have been established for this plan.  These trust accounts are administered by the Trustco Financial Services Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments.  These assets are recorded at their fair value and are included in short-term investments in the Consolidated Statements of Condition.  As of December 31, 2025 and 2024, the trusts had assets totaling $1.8 million and $2.5 million, respectively.

(c)	Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company’s medical plan by making certain payments.  In addition, the plan provides a death benefit to certain eligible employees and retirees.  In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion.  The Company’s subsidy of the retiree medical insurance premiums was eliminated at that time.  The Company continues to provide postretirement medical benefits for a limited number of executives in accordance with their employment contracts.
The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2025 and 2024:

Change in Accumulated Benefit Obligation:

(dollars in thousands)	December 31,
	2025	2024
Accumulated benefit obligation at beginning of year	$6,214	$5,628
Service cost	18	18
Interest cost	352	284
Prior Service cost	-	-
Benefits paid	(206)	(194)
Net actuarial loss	282	478

Accumulated benefit obligation at end of year	$6,660	$6,214

Change in Plan Assets and Reconciliation of Funded Status:

(dollars in thousands)	December 31,
	2025	2024
Fair value of plan assets at beginning of year	$38,079	$33,224
Actual gain on plan assets	4,787	4,877
Company contributions	194	172
Benefits paid and actual expenses	(206)	(194)
Fair value of plan assets at end of year	42,854	38,079

Funded status at end of year	$36,194	$31,865

Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:

(dollars in thousands)	December 31,
	2025	2024
Net actuarial gain	$(12,201)	$(10,247)
Prior service cost	42	55

Total	$(12,159)	$(10,192)

The accumulated benefit obligation was $6.7 million and $6.2 million at December 31, 2025 and 2024, respectively.
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (loss):

(dollars in thousands)	December 31,
	2025	2024	2023
Service cost	$18	$18	$11
Interest cost	352	284	271
Expected return on plan assets	(1,517)	(1,326)	(1,157)
Amortization of net actuarial gain	(1,034)	(738)	(423)
Amortization of prior service cost	13	13	13
Net periodic benefit credit	(2,168)	(1,749)	(1,285)

Net (gain) loss	(2,988)	(3,073)	(2,575)
Amortization of prior service (cost) credit	(13)	(13)	(13)
Prior service cost	-	-	-
Amortization of net gain	1,034	738	423
Total amount recognized in other comprehensive income (loss)	(1,967)	(2,348)	(2,165)

Total amount recognized in net periodic benefit income and other comprehensive income (loss)	$(4,135)	$(4,097)	$(3,450)

The estimated amount of net gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit income over the next fiscal year is approximately $1.4 million.  The estimated amount of prior service cost that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit income (loss) over the next fiscal year is approximately $13 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)

Year	Postretirement Benefits

2026	$332
2027	377
2028	425
2029	462
2030	508
2031 - 2035	2,109

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2025	2024	2023
Discount rate	5.56%	5.69%	5.18%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2025	2024	2023
Discount rate	5.69%	5.18%	5.44%
Expected long-term rate of return on assets, net of tax	4.00	4.00	4.00

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.
(d)	Components of Accumulated Other Comprehensive Income (Loss) Related to Retirement and Postretirement Benefit Plans

The following table details the change in the components of other comprehensive income (loss) related to the retirement plan and the postretirement benefit plan, at December 31, 2025 and 2024, respectively:

(dollars in thousands)	December 31, 2025
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total

Change in overfunded position of pension and postretirement benefits	$(4,707)	$(2,988)	$(7,695)
Prior service cost	-	-	-
Amortization of net actuarial gain	964	1,034	1,998
Amortization of prior service cost	-	(13)	(13)
Total	$(3,743)	$(1,967)	$(5,710)

	December 31, 2024
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total

Change in overfunded position of pension and postretirement benefits	$(7,451)	$(3,073)	$(10,524)
Prior service cost	-	-	-
Amortization of net actuarial gain	86	738	824
Amortization of prior service cost	-	(13)	(13)
Total	$(7,365)	$(2,348)	$(9,713)

(e)	Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit		Postretirement Benefit
	Plan Assets		Plan Assets
	2025	2024	2025	2024
Debt Securities	27%	34%	31%	32%
Equity Securities	64	62	62	62
Other	9	4	7	6
Total	100%	100%	100%	100%

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets.  In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment.  Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company’s investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories.  The Company’s investment goals are to maximize returns subject to specific risk management policies.  Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments.  The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities.  These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.
Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1).  For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2025 and 2024, by asset category, is as follows:

		Fair Value Measurements at
		December 31, 2025 Using:
Retirement Plan			Significant
(dollars in thousands)		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets
Cash and cash equivalents	$6,561	$6,561	$-	$-
Equity mutual funds	47,460	47,460	-	-
U.S. government sponsored enterprises	19,671	-	19,671	-
Fixed income mutual funds	540	540	-	-

Total Plan Assets	$74,232	$54,561	$19,671	$-

		Fair Value Measurements at
		December 31, 2025 Using:
			Significant
Postretirement Benefits		Quoted Prices in	Other	Significant
(dollars in thousands)		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets
Cash and cash equivalents	$2,918	$2,918	$-	$-
Equity mutual funds	26,820	26,820	-	-
U.S. government sponsored enterprises	13,116	-	13,116	-

Total Plan Assets	$42,854	$29,738	$13,116	$-
		Fair Value Measurements at
		December 31, 2024 Using:
			Significant
Retirement Plan		Quoted Prices in	Other	Significant
(dollars in thousands)		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Plan Assets
Cash and cash equivalents	$2,848	$2,848	$-	$-
Equity mutual funds	41,384	41,384	-	-
U.S. government sponsored enterprises	22,659	-	22,659	-
Corporate bonds	-	-	-	-
Fixed income mutual funds	530	530	-	-

Total Plan Assets	$67,421	$44,762	$22,659	$-

		Fair Value Measurements at
		December 31, 2024 Using:
			Significant
Postretirement Benefits		Quoted Prices in	Other	Significant
(dollars in thousands)		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Plan Assets
Cash and cash equivalents	$2,407	$2,407	$-	$-
Equity mutual funds	23,377	23,377	-	-
U.S. government sponsored enterprises	12,295	-	12,295	-

Total Plan Assets	$38,079	$25,784	$12,295	$-

At December 31, 2025 and 2024, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid‑cap, small‑cap and international funds.

There were no transfers between Level 1 and Level 2 in 2025 and 2024.

The Company made no contributions to its pension and postretirement benefit plans in 2025 or 2024.  The Company does not expect to make any contributions to its pension and postretirement benefit plans in 2026.

(f)	Incentive and Bonus Plans

During 2006, the Company amended its profit-sharing plan to include a 401(k) feature.  Under the 401(k) feature, the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%.  No profit-sharing contributions were made in 2025, 2024 or 2023 but were replaced with Company contributions to the 401(k) feature of the plan.  Expenses related to the plan equaled $1.4 million for 2025, 2024 and 2023.  The Company also has an officers and executive incentive plan.  The expense of these plans generally is based on the Company’s performance and estimated distributions to participants are accrued during the year and generally paid in the following year.  The expense recorded for this plan was $3.5 million, $625 thousand, and $2.3 million in 2025, 2024 and 2023, respectively.

The Company has also awarded 179 thousand performance bonus units to the executive officers and directors.  These units become vested and exercisable only under a change of control as defined in the plan.  The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any.  As of December 31, 2025, the weighted average strike price of each unit was $46.50.

(g)	Stock-Based Compensation Plans-Equity Awards

Equity awards are types of stock-based compensation that are to be settled in shares.  As such, the amount of compensation expense to be paid at the time of settlement is included in surplus in the Consolidated Statement of Condition.
In May 2019, shareholders of the Company approved the TrustCo Bank Corp NY 2019 Equity Incentive Plan (“2019 Equity Incentive Plan”) which replaced and combined into one plan both the Amended and Restated TrustCo Bank Corp NY 2010 Equity Incentive Plan (“2010 Equity Incentive Plan”) and the Amended and Restated TrustCo Bank Corp NY 2010 Directors Equity Incentive Plan (“Directors Plan”), and all remaining shares eligible for issuance thereunder were canceled.  The shareholders of the Company subsequently approved the amendment and restatement of the 2019 Equity Incentive Plan (“A&R 2019 Equity Incentive Plan”) in May 2023.  Under the A&R 2019 Equity Incentive Plan, the Company may provide for the issuance of 700,000 shares of our common stock which is available for issuance pursuant to options, SARs, restricted stock, and restricted stock units (both time based and performance-based), to eligible employees and directors.  This allotment of 700,000 shares includes the authorized but unissued shares remaining available for issuance under the 2010 Equity Incentive Plan and the Directors Plan.  As of December 31, 2025, the Company did not issue any shares of our common stock pursuant to options or SARs.  The Company did, however, grant restricted stock units (both time based and performance-based) to certain executives beginning in November 2023 and annually thereafter that settle in shares of common stock upon vesting as described below.  The Company also granted restricted stock units (both time based and performance-based) to directors and certain eligible officers that settle in cash upon vesting as described below.

Under the A&R 2019 Equity Incentive Plan, the exercise price of each option may not be less than 100% of the fair value of the Company’s stock on the date of grant, and for an Incentive Stock Option (ISO) granted to a ten-percent shareholder the option price may not be less than 110% of the fair value of the Company’s stock on the date of the ISO grant.  The vesting period and term of the option will be determined at the time of the option grant as set forth in the Award Agreement.  Options granted under the 2010 Equity Incentive Plan and the Directors Plan will continue to expire ten years, and vest over five years, from the date the options were granted.

 A summary of the status of the Company’s stock option awards as of December 31, 2025 and changes during the year then ended, are as follows:

Outstanding Options
Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Options	Price	Life
Balance, January 1, 2025	8,036	$32.15
New options awarded - 2025	-	-
Expired options - 2025	(1,460)	32.15
Options forfeited - 2025	-	-
Exercised options - 2025	(6,576)	32.15
Balance, December 31, 2025	-	$-	0 years

Exercisable Options

Balance, December 31, 2025	-	$-	0 years

At December 31, 2025, the intrinsic value of stock options was $0.  As of December 31, 2025, there were no outstanding or exercisable shares remaining.

During 2025 approximately 7 thousand stock options were exercised.  In 2024 approximately 30 thousand stock options were exercised and during 2023 there were no stock options exercised.

The intrinsic value and related tax benefits of stock options exercised in these years were not material.  It is the Company’s policy to generally issue stock upon stock option exercises from previously unissued shares of common stock or treasury shares.

Income tax benefits recognized in the accompanying Consolidated Statements of Income related to stock-based compensation were not material.

Valuation of Stock-Based Compensation: The fair value of the Company’s employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant.  The Company did not grant new stock option awards in 2025, 2024, or 2023.

There was no stock-based compensation expense for stock options recognized in 2025, 2024, and 2023.

Restricted stock units

		Weighted-Average
		Grant-Date
	Shares	Fair Value
Nonvested at January 1, 2025	38,559	$31.99
Granted	22,671
Vested	(14,781)
Forfeited	(2,215)
Nonvested at December 31, 2025	44,234	$36.17

Service-Based Awards: During 2025 and 2024, the Company issued restricted stock units to certain eligible officers.  The restricted share units do not hold voting powers, and are not eligible for common stock dividends.  Depending on the year of the grant the awards vest in whole units in equal installments from the first through the third year following the award date.  Upon issuance, the fair value of these awards is the fair value of the Company’s common stock on the grant date.  Thereafter, the amount of compensation expense recognized is based on the fair value of the Company’s stock.

During 2025, 2024 and 2023, the Company recognized $508 thousand, $287 thousand, and $41 thousand, respectively, in compensation expense related to these awards.  Unrecognized compensation expense related to the outstanding restricted share units totaled approximately $1.5 million at December 31, 2025.  During 2025, one third of the awards granted in 2023 and 2024 became vested and settled.  The weighted average period over which the unrecognized expense is expected to be recognized was approximately 27 months as of December 31, 2025.

Performance share units

		Weighted-Average
		Grant-Date
	Shares	Fair Value
Nonvested at January 1, 2025	71,497	$31.05
Granted	34,005
Vested	-
Forfeited	(3,323)
Nonvested at December 31, 2025	102,179	$33.91

Performance-Based Awards: During 2025 and 2024, the Company issued performance share units to certain eligible officers and executives.  These units do not hold voting powers, are not eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule and the satisfaction of performance metrics.  Upon issuance, the fair value of these units was the fair value of the Company’s common stock on the grant date.  Thereafter, the amount of compensation expense recognized is based upon the Company’s achievement of certain performance criteria in accordance with Plan provisions, as well as the fair value of the Company’s stock.

During 2025, 2024 and 2023, the Company recognized approximately $762 thousand, $432 thousand and $62 thousand, respectively, in compensation expense related to these units.  Unrecognized compensation expense related to the outstanding performance share units totaled $2.2 million at December 31, 2025.  The weighted average period over which the unrecognized expense is expected to be recognized was approximately 27 months as of December 31, 2025.

(h)	Stock-Based Compensation Plans-Liability Awards

Liability awards are types of compensation that are settled in cash (not shares).  As such, the amount of compensation expense to be paid at the time of settlement is included in accrued expenses and other liabilities in the Consolidated Statement of Condition.  The Company granted both service-based and performance-based liability awards in 2025, 2024 and 2023.
The activity for service-based awards during 2025 was as follows:

Restricted share units

Outstanding
Units
Balance, December 31, 2024	45,065
New cash settled awards granted	19,758
Forfeited awards	(3,839)
Awards settled	(25,268)
Balance, December 31, 2025	35,716

Service-Based Awards: During 2025 and 2024, the Company issued restricted share units to certain eligible officers, executives and members of its board of directors.  The restricted share units do not hold voting powers, and are not eligible for common stock dividends.  The awards granted to the members of the board of directors become 100% vested after one year, and all other awards granted vest in whole units in equal installments from the first through the third year following the award date.  Upon issuance, the fair value of these awards is the fair value of the Company’s common stock on the grant date.  Thereafter, the amount of compensation expense recognized is based on the fair value of the Company’s stock.

During 2025, 2024 and 2023, the Company recognized $1.1 million, $1.3 million and $1.1 million, respectively, in compensation expense related to these awards.  Unrecognized compensation expense related to the outstanding restricted share units totaled approximately $1.3 million at December 31, 2025.  During 2025, one third of the awards granted in 2022, 2023, and 2024 became vested and settled.  The weighted average period over which the unrecognized expense is expected to be recognized was approximately 25 months as of December 31, 2025.

The liability related to service-based liability awards was approximately $134 thousand and $156 thousand at December 31, 2025 and 2024, respectively, and is included in Accrued expense and other liabilities on the Consolidated Statements of Condition.

The activity for performance-based awards during 2025 was as follows:

Performance share units

Outstanding
Units
Balance, December 31, 2024	100,723
New cash settled awards granted	28,432
Forfeited awards	(2,629)
Awards settled	(67,857)
Balance, December 31, 2025	58,669

Performance-Based Awards: During 2025 and 2024, the Company issued performance share units to certain eligible officers and executives.  These units do not hold voting powers, are not eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule and the satisfaction of performance metrics.  Upon issuance, the fair value of these units was the fair value of the Company’s common stock on the grant date.  Thereafter, the amount of compensation expense recognized is based upon the Company’s achievement of certain performance criteria in accordance with Plan provisions, as well as the fair value of the Company’s stock.

For units granted in 2021, those have been fully vested and paid.  For units granted subsequent to 2021, all of the units are unvested as of December 31, 2025, and the Company expects to meet the required performance criteria of the awards.

During 2025, 2024 and 2023, the Company recognized approximately $780 thousand, $2.1 million and $1.5 million, respectively, in compensation expense related to these units.  Unrecognized compensation expense related to the outstanding performance share units totaled $516 thousand at December 31, 2025.  The weighted average period over which the unrecognized expense is expected to be recognized was approximately 25 months as of December 31, 2025.

The liability related to performance-based liability awards totaled $2.1 million and $3.6 million at December 31, 2025 and 2024, respectively, and is included in Accrued expense and other liabilities on the Consolidated Statements of Condition.